INTEGRATION	12 Months Ended
Dec. 31, 2012
INTEGRATION
INTEGRATION

20.                               INTEGRATION

During the year ended December 31, 2012, we incurred integration costs of $nil.  During the year ended December 31, 2011 and 2010, we incurred integration costs of $1,426 and $5,110, respectively, related to the acquisition of Wavecom S.A., primarily for costs related to the office space optimization in France, implementation of an integrated Customer Relationship Management system, and the integration of our Enterprise Resource Planning system.